Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Cash flows from operating activities:
Net loss	$ (18,265)	$ (64,142)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	1,658	2,319
Compensation from stock options and awards	1,187	1,940
Amortization of bond discounts and deferred financing costs	1,631	1,309
Gain on sale and retirement of property and assets	(22)	(293)
Loss from unconsolidated joint ventures	23	992
Distributions of earnings from unconsolidated joint ventures	206	525
Gain on extinguishment of debt	(24,698)
Expenses related to the debt for debt exchange	4,594
Inventory impairment and land option write-offs	3,325	13,525
Decrease (increase) in assets:
Mortgage loans held for sale	4,942	48,683
Restricted cash, receivables, prepaids, deposits and other assets	23,540	11,077
Inventories	(14,063)	30,095
Increase (decrease) in liabilities:
State and federal income tax liabilities	691	22,125
Customers’ deposits	1,255	4,681
Accounts payable, accrued interest and other accrued liabilities	(29,126)	(70,359)
Net cash (used in) provided by operating activities	(43,122)	2,477
Cash flows from investing activities:
Proceeds from sale of property and assets	22	360
Purchase of property, equipment, and other fixed assets	(134)	(267)
Investments in and advances to unconsolidated joint ventures	(1,858)	(2,379)
Distributions of capital from unconsolidated joint ventures	698	698
Net cash used in investing activities	(1,272)	(1,588)
Cash flows from financing activities:
Proceeds from mortgages and notes	3,201
Payments related to mortgages and notes	(237)	(2,122)
Net payments related to mortgage warehouse lines of credit	(685)	(49,571)
Principal payments and debt repurchases	(20,163)
Payments related to the debt for debt exchange	(18,773)
Net cash used in financing activities	(36,657)	(51,693)
Net decrease in cash and cash equivalents	(81,051)	(50,804)
Cash and cash equivalents balance, beginning of period	250,740	367,180
Cash and cash equivalents balance, end of period	169,689	316,376
Supplemental disclosures of cash flow:
Income taxes	$ 11	$ (22,520)